SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	10 - 33
Office furniture and equipment	6 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

Schedule of Weighted Average Assumptions Used
The fair value for options granted in 2013, 2012 and 2011 was estimated at the date of grant using the following weighted average assumptions:

	2013	2012	2011

Dividend yield	0%	0%	0%
Expected volatility	58%	50%	48%
Risk-free interest	1.33%	1.16%	1.56%
Expected term (years)	5.6	5.6	4.5